Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Current Receivables [Abstract]
Accruals	CAD 1,379	CAD 1,606
Prepaids and Deposits	64	127
Partner Advances	94
Note Receivable From Partner		50
Trade	193	29
Joint Operations Receivables	51	11
Other	49	15
Accounts Receivable and Accrued Revenues	CAD 1,830	CAD 1,838